LEASES (Details - Lease maturity) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Future payment
2025	$ 38
Total future payments	38
Imputed interest	(1)
Present value of lease liabilities	$ 37	$ 74